UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  2/28/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2014 (Unaudited)

DWS Strategic High Yield Tax-Free Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 92.3%
Alabama 0.1%
Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue, Jackson Hospital & Clinic, 5.25%, 3/1/2036	2,000,000	2,009,820
Arizona 1.2%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025 , GTY: Citibank NA	4,000,000	4,514,040
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	4,413,862
Pima County, AZ, Industrial Development Revenue, Tucson Electric Power, 5.75%, 9/1/2029	2,250,000	2,299,747
Tempe, AZ, Industrial Development Authority Revenue, Tempe Life Care Village, Inc.:
Series A, 6.25%, 12/1/2042	1,535,000	1,563,582
Series A, 6.25%, 12/1/2046	1,400,000	1,423,268
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-1, AMT, 4.9%, 3/1/2028	5,000,000	5,118,550

		19,333,049
California 8.5%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.125%, 4/1/2039	10,000,000	10,930,000
Series F-1, 5.5%, 4/1/2043	10,000,000	10,769,800
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034 , GTY: Citigroup, Inc.	8,750,000	11,531,625
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	5,000,000	5,453,850
California, State General Obligation:
5.0%, 8/1/2034	5,185,000	5,579,319
5.5%, 3/1/2040	5,130,000	5,733,134
California, State General Obligation, Various Purposes:
5.0%, 11/1/2032	10,000,000	10,804,600
5.0%, 11/1/2037	9,145,000	9,706,137
5.75%, 4/1/2031	23,360,000	26,961,879
California, State Public Works Board, Lease Revenue, Capital Projects:
Series A-1, 6.0%, 3/1/2035	10,175,000	11,989,304
Series I-1, 6.375%, 11/1/2034	5,000,000	5,843,900
California, Statewide Communities Development Authority Revenue, Terraces At San Joaquin Gardens Project:
Series A, 5.625%, 10/1/2032	500,000	493,170
Series A, 6.0%, 10/1/2042	1,000,000	994,520
Series A, 6.0%, 10/1/2047	1,000,000	989,330
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023 , GTY: Merrill Lynch & Co., Inc.	620,000	695,094
Riverside County, CA, Transportation Commission Toll Revenue, Series A, 5.75%, 6/1/2048	2,850,000	2,951,688
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	3,669,868
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	2,050,000	2,220,888
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 5.125%, 11/1/2039	10,400,000	11,057,904
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay South Redevelopment, Series D, 7.0%, 8/1/2041	1,400,000	1,520,764
Vernon, CA, Electric Systems Revenue, Series A, 5.5%, 8/1/2041	2,240,000	2,317,706

		142,214,480
Colorado 2.3%
Colorado, E-470 Public Highway Authority Revenue:
Series C, 5.375%, 9/1/2026	2,000,000	2,146,740
Series A-1, 5.5%, 9/1/2024, INS: NATL	3,500,000	3,693,550
Colorado, Health Facilities Authority Revenue, Christian Living Communities Project, Series A, 5.75%, 1/1/2037	1,000,000	1,008,890
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	11,750,000	10,980,610
Colorado, Health Facilities Authority Revenue, Valley View Hospital Association, 5.75%, 5/15/2036	2,000,000	2,075,400
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028 , GTY: Merrill Lynch & Co., Inc.	6,365,000	7,508,345
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,103,520
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,683,524
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities, Series A, 5.0%, 12/1/2033	4,835,000	4,733,610
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,412,109

		38,346,298
Connecticut 2.2%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	20,000,000	22,126,200
Connecticut, Mashantucket Western Pequot Tribe Bond, 144A, 4.0%, 7/1/2031	14,641,716	10,094,585
Connecticut, Mohegan Tribe Indians Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	2,799,120
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	1,200,000	1,246,620

		36,266,525
Florida 7.0%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	250,000	248,470
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 8.125%, 5/15/2044	4,000,000	4,039,200
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	6,080,000	5,928,365
Florida, Harbourage at Braden River Community Development District, Capital Improvement Revenue, Series A, 6.125%, 5/1/2034	1,330,000	1,304,969
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	8,125,000	6,345,625
Florida, Tolomato Community Development District, Special Assessment, 5.4%, 5/1/2037	16,125,000	15,667,050
Florida, Village Community Development District No. 9, Special Assessment Revenue:
5.5%, 5/1/2042	1,520,000	1,587,534
7.0%, 5/1/2041	1,830,000	2,190,620
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Jetblue Airways Corp. Project, AMT, 5.0%, 11/15/2026	1,500,000	1,414,890
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System:
Series G, 5.125%, 11/15/2020	970,000	1,079,581
Series G, Prerefunded, 5.125%, 11/15/2020	30,000	33,781
Series G, Prerefunded, 5.125%, 11/15/2021	70,000	78,822
Series G, Prerefunded, 5.125%, 11/15/2022	75,000	84,452
Series G, Prerefunded, 5.125%, 11/15/2023	180,000	202,685
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,851,815
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	3,040,000	3,106,758
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center:
5.0%, 11/15/2029	1,000,000	1,029,110
6.75%, 11/15/2029	7,005,000	7,275,393
Prerefunded, 6.75%, 11/15/2029	1,095,000	1,146,071
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	10,000,000	10,763,300
Series A-1, 5.5%, 10/1/2041	5,000,000	5,321,850
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	5,000,000	5,182,350
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	3,650,000	3,888,929
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series C, 5.25%, 10/1/2035	5,000,000	5,143,350
Palm Beach County, FL, Health Facilities Authority Revenue, Waterford Project, 5.375%, 11/15/2022	2,600,000	2,687,152
Palm Beach County, FL, Health Facilities Authority, Retirement Community Revenue, Acts Retirement-Life Communities, Inc., 5.5%, 11/15/2033	9,000,000	9,284,310
Port St. Lucie, FL, Special Assessment Revenue, Southwest Annexation District 1, Series B, 5.0%, 7/1/2027 , INS: NATL	2,500,000	2,583,275
Seminole Tribe, FL, Special Obligation Revenue:
Series A, 144A, 5.5%, 10/1/2024	8,000,000	8,423,440
Series A, 144A, 5.75%, 10/1/2022	9,500,000	10,130,895

		118,024,042
Georgia 3.6%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.375%, 5/15/2043	4,000,000	4,015,400
Atlanta, GA, Tax Allocation, Beltline Project, Series B, 7.375%, 1/1/2031	4,915,000	5,740,671
Atlanta, GA, Tax Allocation, Princeton Lakes Project, 144A, 5.5%, 1/1/2031	1,045,000	1,051,092
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.375%, 11/1/2039, INS: AGMC	10,000,000	10,564,000
Series A, 6.25%, 11/1/2034	10,000,000	11,583,800
De Kalb County, GA, Hospital Authority Revenue, Anticipation Certificates, Dekalb Medical Center, Inc. Project, 6.125%, 9/1/2040	7,500,000	7,597,125
De Kalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2032	820,000	902,000
Georgia, Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates-Southeast Health, Series A, 5.625%, 8/1/2034	5,500,000	5,813,280
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019, GTY: JPMorgan Chase & Co. (a)	10,000,000	11,256,200
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	2,440,000	2,783,284

		61,306,852
Guam 0.9%
Government of Guam, General Obligation, Series A, 7.0%, 11/15/2039	10,155,000	10,764,605
Guam, International Airport Authority, Series C, AMT, 6.375%, 10/1/2043	1,610,000	1,698,469
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	3,000,000	3,181,650

		15,644,724
Hawaii 1.9%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2034	15,000,000	15,699,450
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 15 Craigside Project, Series A, 9.0%, 11/15/2044	2,000,000	2,253,400
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc.:
Series B, AMT, 4.6%, 5/1/2026, INS: FGIC	11,790,000	11,809,689
6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	2,500,000	2,731,175

		32,493,714
Illinois 6.7%
Chicago, IL, Board of Education, Series A, 5.5%, 12/1/2039	10,000,000	10,320,700
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2033	10,000,000	10,125,500
Series A, 5.25%, 1/1/2029, INS: AGMC	175,000	175,198
Series A, 5.25%, 1/1/2035	4,050,000	4,144,284
Chicago, IL, O'Hare International Airport Revenue, Third Lien:
Series A, 5.75%, 1/1/2039	9,955,000	10,646,872
Series B, 6.0%, 1/1/2041	12,095,000	13,411,299
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	1,845,000	1,956,014
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	5,500,000	5,709,825
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg:
Series A, 5.625%, 2/15/2037	5,000,000	4,468,050
7.25%, 2/15/2045	4,000,000	4,093,760
Illinois, Finance Authority Revenue, Park Place of Elmhurst, Series A, 8.125%, 5/15/2040	8,000,000	4,400,800
Illinois, Finance Authority Revenue, Rush University Medical Center, Series B, 5.75%, 11/1/2028 , INS: NATL	1,250,000	1,360,125
Illinois, Finance Authority Revenue, Swedish Covenant Hospital, Series A, 6.0%, 8/15/2038	7,830,000	8,241,701
Illinois, Finance Authority Revenue, The Admiral at Lake Project:
Series A, 7.75%, 5/15/2030	1,675,000	1,766,857
Series A, 8.0%, 5/15/2040	1,000,000	1,053,640
Series A, 8.0%, 5/15/2046	3,500,000	3,678,570
Illinois, Finance Authority Revenue, Three Crowns Park Plaza:
Series A, 5.875%, 2/15/2026	1,225,000	1,233,122
Series A, 5.875%, 2/15/2038	500,000	483,165
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place, Series B, 5.0%, 6/15/2050 , INS: AGMC	8,000,000	8,016,320
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	6,405,000	7,332,636
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	5,265,000	5,371,248
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,500,000	1,602,720
Illinois, State General Obligation:
5.0%, 2/1/2039	2,400,000	2,447,904
5.5%, 7/1/2038	1,280,000	1,362,099

		113,402,409
Indiana 1.0%
Indiana, Health & Educational Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, 5.5%, 3/1/2037	1,750,000	1,820,682
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	2,290,000	2,367,883
North Manchester, IN, Economic Development Revenue, Peabody Retirement Community Project:
Series B, 1.0%, 12/1/2045	1,341,246	13
Series A, 5.13%, 12/1/2045	1,557,576	1,217,324
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044 , GTY: Pratt Industries (U.S.A.)	6,220,000	6,605,329
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc.:
144A, 5.5%, 9/1/2027	1,000,000	992,470
8.0%, 9/1/2041	4,000,000	4,470,200

		17,473,901
Iowa 0.9%
Altoona, IA, Urban Renewal Tax Increment Revenue, Annual Appropriation:
6.0%, 6/1/2034	1,000,000	1,043,290
6.0%, 6/1/2039	2,000,000	2,073,360
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	5,000,000	5,093,200
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, Fertilizer Co. Project, 5.25%, 12/1/2025	6,665,000	6,470,982

		14,680,832
Kansas 0.5%
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	6,340,000	5,829,947
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	1,200,000	1,263,144
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 0.05% **, 9/1/2032 , LOC: Bank of America NA	1,400,000	1,400,000

		8,493,091
Kentucky 1.7%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	15,000,000	15,954,750
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033 , INS: AGC	3,635,000	3,732,600
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	7,195,000	7,711,745
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	1,000,000	1,011,090

		28,410,185
Louisiana 2.7%
DeSoto Parish, LA, Environmental Improvement Revenue, International Paper Co. Project:
Series A, AMT, 5.0%, 11/1/2018	1,260,000	1,286,813
Series A, AMT, 5.75%, 9/1/2031	5,000,000	5,321,650
Louisiana, Local Government Environmental Facilities & Community Development, Westlake Chemical Corp., Series A, 6.5%, 8/1/2029	6,055,000	6,774,031
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	6,000,000	6,440,520
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 6.75%, 5/15/2041	2,500,000	2,815,150
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,149,750
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	15,000,000	15,070,200
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	1,820,000	1,839,056

		44,697,170
Maine 0.6%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	9,000,000	9,801,450
Maryland 2.0%
Anne Arundel County, MD, Special Obligation, National Business Park North Project, 6.1%, 7/1/2040	2,200,000	2,302,124
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2031	7,000,000	3,498,250
Series B, 5.25%, 12/1/2031	3,400,000	1,699,150
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 6.125%, 1/1/2036	3,250,000	3,530,605
Maryland, State Health & Higher Educational Facilities Authority Revenue, Doctors Community Hospital, Inc., 5.75%, 7/1/2038	6,250,000	6,089,750
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center:
Series A, 5.0%, 7/1/2037	5,005,000	5,009,254
6.25%, 7/1/2031	2,500,000	2,769,125
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	2,660,000	2,718,494
6.0%, 1/1/2028	6,100,000	6,408,111

		34,024,863
Massachusetts 3.1%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	8,805,000	6,360,380
AMT, 8.0%, 9/1/2035 *	960,000	314,419
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,355,000	3,354,899
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	7,450,000	7,455,290
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series A-2, 5.5%, 11/15/2046	86,572	62,116
Series A-1, 6.25%, 11/15/2039	1,621,881	1,339,787
Series B, 11/15/2056 *	430,598	2,020
Massachusetts, State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I, 7.25%, 1/1/2032	2,250,000	2,671,898
Massachusetts, State Health & Educational Facilities Authority Revenue, Caregroup Healthcare System:
Series E-1, 5.0%, 7/1/2028	1,500,000	1,552,515
Series E-1, 5.125%, 7/1/2038	1,500,000	1,537,110
Massachusetts, State Health & Educational Facilities Authority Revenue, Jordan Hospital, Series B, 6.875%, 10/1/2015	1,705,000	1,710,405
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center:
Series E, 5.0%, 7/15/2022	2,250,000	2,316,600
Series E, 5.0%, 7/15/2032	3,250,000	3,192,345
Series E, 5.0%, 7/15/2037	2,750,000	2,636,425
Massachusetts, State Health & Educational Facilities Authority Revenue, South Shore Hospital:
Series F, 5.625%, 7/1/2019	255,000	255,987
Series F, 5.75%, 7/1/2029	1,480,000	1,486,408
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	7,145,000	7,541,833
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	5,000,000	5,003,250
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	4,000,000	4,001,520

		52,795,207
Michigan 2.3%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	4,506,480
7.125%, 11/15/2043	1,500,000	1,506,750
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	2,100,000	2,041,095
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	7,590,000	7,600,550
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community:
5.375%, 5/15/2027	1,000,000	947,360
5.5%, 5/15/2036	1,000,000	892,880
Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	3,587,587
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2031	10,910,000	11,515,396
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	6,315,000	6,547,329

		39,145,427
Mississippi 1.1%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	6,386,160
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.375%, 12/1/2035	1,000,000	1,035,490
Series A, 5.5%, 9/1/2031	4,250,000	4,413,710
Series A, 5.8%, 5/1/2034, GTY: International Paper Co.	4,000,000	4,237,560
Series A, 6.5%, 9/1/2032	2,620,000	2,886,611

		18,959,531
Missouri 0.9%
Cass County, MO, Hospital Revenue, 5.5%, 5/1/2027	2,000,000	2,024,940
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	1,003,780
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights:
Series A, 8.25%, 5/15/2039	1,000,000	1,121,460
Series A, 8.25%, 5/15/2045	2,850,000	3,191,458
Missouri, State Health & Educational Facilities Authority, Lutheran Senior Services, 6.0%, 2/1/2041	2,250,000	2,389,703
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,633,656

		14,364,997
Nebraska 0.3%
Douglas County, NE, Hospital Authority No. 002 Revenue, Health Facilities, Immanuel Obligation Group, 5.625%, 1/1/2040	1,500,000	1,583,385
Lancaster County, NE, Hospital Authority No.1, Health Facilities Revenue, Immanuel Obligation Group, 5.625%, 1/1/2040	2,500,000	2,638,975

		4,222,360
Nevada 0.4%
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project, Series A, 5.0%, 6/1/2027	5,000,000	5,087,050
Sparks, NV, Local Improvement Districts, Limited Obligation District No. 3, 6.75%, 9/1/2027	2,000,000	2,048,180

		7,135,230
New Hampshire 1.4%
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood-Heritage Heights:
Series A, 5.35%, 1/1/2026	1,035,000	1,021,535
Series A, 5.4%, 1/1/2030	550,000	526,806
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 7.0%, 1/1/2038	5,325,000	6,004,204
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,550,000	2,556,145
New Hampshire, State Business Finance Authority Revenue, Elliot Hospital Obligation Group, Series A, 6.125%, 10/1/2039	5,000,000	5,296,150
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	4,000,000	4,172,960
New Hampshire, State Health & Education Facilities Authority Revenue, Rivermead Retirement Community:
Series A, 6.625%, 7/1/2031	700,000	747,845
Series A, 6.875%, 7/1/2041	2,825,000	3,021,592

		23,347,237
New Jersey 3.7%
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	5,785,000	5,923,030
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,425,000	1,422,321
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2028	450,000	475,781
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.375%, 1/1/2043	2,275,000	2,331,101
New Jersey, State Economic Development Authority, Continental Airlines, Inc. Project, AMT, 4.875%, 9/15/2019	11,790,000	11,775,498
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,506,100
New Jersey, State Health Care Facilities Financing Authority Revenue, Saint Barnabas Health, Series A, 5.625%, 7/1/2032	3,500,000	3,743,635
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series A, 5.5%, 6/15/2041	7,000,000	7,623,770
New Jersey, Tobacco Settlement Financing Corp.:
Series 1A, 4.75%, 6/1/2034	16,240,000	12,385,761
Series 1-A, 5.0%, 6/1/2029	15,965,000	13,667,477

		61,854,474
New Mexico 0.5%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	7,961,625
New York 3.2%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	3,000,000	3,172,890
Series A, 5.75%, 11/15/2022	1,500,000	1,673,220
Hudson, NY, Yards Infrastructure Corp. Revenue:
Series A, 5.25%, 2/15/2047	5,000,000	5,227,000
Series A, 5.75%, 2/15/2047	7,000,000	7,648,830
New York, State Dormitory Authority Revenues, NYU Hospital Center, Series B, 5.25%, 7/1/2024	770,000	820,373
New York, State Dormitory Authority Revenues, Orange Regional Medical Center, 6.125%, 12/1/2029	2,000,000	2,010,000
New York, State Energy Research & Development Authority Facilties Revenue, Consolidated Edison Co., Inc. Project, Series A-3, AMT, 0.04% **, 6/1/2036 , LOC: Scotiabank	600,000	600,000
New York, State Housing Finance Agency, 100 Maiden Lane Properties, Series A, 0.03% **, 5/15/2037 , LIQ: Fannie Mae	500,000	500,000
New York & New Jersey, Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	6,324,431
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport:
AMT, 7.625%, 8/1/2025, GTY: AMR Corp.	5,000,000	5,483,650
AMT, 7.75%, 8/1/2031, GTY: AMR Corp.	6,470,000	7,095,714
AMT, 8.0%, 8/1/2028, GTY: AMR Corp.	6,100,000	6,704,937
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	1,500,000	1,507,935
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 1, 0.03% **, 11/1/2022 , SPA: Landesbank Hessen-Thuringen	4,890,000	4,890,000
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	667,500

		54,326,480
North Carolina 0.2%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,520,905
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, Southminster Project, Series A, 5.625%, 10/1/2027	2,500,000	2,511,925

		4,032,830
North Dakota 0.1%
Grand Forks, ND, Health Care System Revenue, Altru Health System, 5.0%, 12/1/2032	2,000,000	2,028,100
Ohio 0.7%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,027,680
Hamilton County, OH, Health Care Facilities Revenue, Christ Hospital Project, 5.5%, 6/1/2042	3,100,000	3,231,254
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
6.125%, 1/1/2031	2,030,000	2,065,484
6.625%, 1/1/2046	2,500,000	2,711,650
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project, Series 2010, 5.75%, 11/15/2040	3,000,000	3,191,070

		12,227,138
Oklahoma 0.4%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, Series A, 7.25%, 11/1/2045	6,500,000	6,925,425
Pennsylvania 2.8%
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligation Group, 6.125%, 1/1/2045	4,350,000	4,413,945
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Series A, 6.375%, 7/1/2030	1,000,000	1,014,490
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	2,400,000	2,419,344
Northampton County, PA, Hospital Authority Revenue, St. Luke's Hospital Project:
Series A, 5.375%, 8/15/2028	3,500,000	3,664,290
Series A, 5.5%, 8/15/2035	6,500,000	6,654,505
Pennsylvania, Economic Development Finance Authority, U.S. Airways Group, Series B, 8.0%, 5/1/2029 , GTY: U.S. Airways, Inc.	985,000	1,107,957
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,522,590
Pennsylvania, State Turnpike Commission Revenue, Series A, 6.5%, 12/1/2036	6,385,000	7,368,609
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	7,349,696
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/2040	3,000,000	3,086,280
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Temple University Health Systems, Series A, 5.0%, 7/1/2034	10,000,000	8,290,100

		46,891,806
Puerto Rico 5.0%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	25,750,000	19,969,897
Commonwealth of Puerto Rico, Public Improvement, Series B, 6.5%, 7/1/2037	10,000,000	8,442,600
Puerto Rico, Electric Power Authority Revenue:
Series TT, 5.0%, 7/1/2032	5,500,000	3,734,335
Series TT, 5.0%, 7/1/2037	4,000,000	2,608,880
Series XX, 5.25%, 7/1/2040	6,665,000	4,435,624
Puerto Rico, Electric Power Authority, Power Revenue, Series A, 6.75%, 7/1/2036	12,030,000	8,827,253
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series M, 6.25%, 7/1/2022	5,000,000	4,183,850
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series C, 5.25%, 8/1/2041	3,065,000	2,310,060
Series A, 5.5%, 8/1/2042	10,175,000	7,912,691
Series A, 5.75%, 8/1/2037	2,130,000	1,729,411
Series A, 6.0%, 8/1/2042	4,570,000	3,777,608
Series A, 6.375%, 8/1/2039	10,000,000	8,599,500
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	10,000,000	7,488,300

		84,020,009
South Carolina 1.2%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,066,370
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District:
Series B, 7.5%, 11/1/2015	652,000	643,191
Series A, 7.75%, 11/1/2039	4,679,000	4,104,372
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	3,595,000	3,796,644
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	8,890,000	10,032,632

		19,643,209
South Dakota 0.6%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
Series B, 5.25%, 7/1/2038	3,000,000	3,088,860
Series B, 5.5%, 7/1/2035	5,000,000	5,210,900
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.0%, 11/1/2027	1,000,000	1,030,790

		9,330,550
Tennessee 2.8%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017, GTY: Merrill Lynch & Co., Inc.	2,500,000	2,841,675
5.0%, 12/15/2018, GTY: Merrill Lynch & Co., Inc.	2,160,000	2,444,688
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	3,000,000	3,184,530
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, First Mortgage, Mountain States Health Alliance, Series A, 5.5%, 7/1/2036	18,795,000	19,341,747
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, Mountain States Health Alliance, 6.5%, 7/1/2038	3,570,000	3,993,259
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series C, 5.0%, 2/1/2027, GTY: The Goldman Sachs Group, Inc.	6,435,000	6,884,485
Series A, 5.25%, 9/1/2018, GTY: The Goldman Sachs Group, Inc.	8,000,000	9,089,680

		47,780,064
Texas 13.2%
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.2%, 7/1/2045	6,000,000	6,406,860
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	4,000,000	4,097,520
Series A-3, AMT, 5.125%, 5/15/2033	9,000,000	9,161,910
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT, 8.25%, 5/1/2033	7,000,000	236,180
Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,448,880
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	2,086,500
Zero Coupon, 1/1/2032	3,500,000	1,279,075
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2043	1,000,000	999,930
6.0%, 1/1/2041	5,455,000	5,783,555
Gulf Coast, TX, Waste Disposal Authority, Exxon Mobil Project, 0.04% **, 6/1/2020	2,000,000	2,000,000
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, 1st Mortgage-Brazos Presbyterian Homes, Inc. Project:
Series B, 7.0%, 1/1/2043	3,000,000	3,103,380
Series B, 7.0%, 1/1/2048	4,000,000	4,110,800
Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	2,088,020
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., Series E, AMT, 6.75%, 7/1/2029	10,100,000	10,101,818
La Vernia, TX, Higher Education Finance Corp. Revenue, Lifeschools of Dallas:
Series A, 7.25%, 8/15/2031	1,275,000	1,386,779
Series A, 7.5%, 8/15/2041	1,785,000	1,950,023
Lewisville, TX, Combination Contract Revenue, 6.75%, 10/1/2032	15,345,000	15,679,214
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030 , INS: AMBAC	11,000,000	10,749,090
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,379,590
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	1,000,000	1,092,070
Second Tier, Series F, 5.75%, 1/1/2038	17,500,000	18,595,500
First Tier, 6.0%, 1/1/2043	5,000,000	5,481,800
First Tier, Series A, 6.25%, 1/1/2039	9,525,000	10,679,525
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Sears Methodist Retirement System Obligated Group Project:
Series A, 5.45%, 11/15/2038	2,411,000	1,929,065
Series A, 6.05%, 11/15/2046	2,565,000	2,170,298
Series D, 6.05%, 11/15/2046	445,000	376,523
Series B, 6.15%, 11/15/2049	4,852,000	4,124,637
Series C, 6.25%, 5/9/2053	226,000	193,133
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039 , INS: AMBAC	8,000,000	7,726,240
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project:
Series A, 8.125%, 11/15/2039	1,000,000	962,880
Series A, 8.25%, 11/15/2044	3,430,000	3,325,351
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	2,715,000	2,849,013
Series A, 5.25%, 11/1/2038	15,000,000	15,903,150
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	7,595,538
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series D, 5.625%, 12/15/2017, GTY: Merrill Lynch & Co., Inc.	8,875,000	9,975,500
Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	16,875,000	20,252,869
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020 , GTY: The Goldman Sachs Group, Inc.	10,000,000	11,571,000
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2030	1,670,000	1,714,121
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,431,943
Texas, Uptown Development Authority, Tax Increment Contract Revenue, Infrastructure Improvement Facilities, 5.5%, 9/1/2029	1,000,000	1,056,790
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	1,530,000	1,675,824
7.125%, 11/1/2040	3,580,000	3,883,298

		222,615,192
Virginia 0.7%
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	896,857
Series B, 5.625%, 9/1/2041	5,332,000	4,545,370
Virginia, Mosaic District Community Development Authority Revenue, Series A, 6.875%, 3/1/2036	2,000,000	2,241,860
Virginia, Peninsula Ports Authority, Residential Care Facility Revenue, Virginia Baptist Homes, Series C, 5.4%, 12/1/2033	2,600,000	2,216,006
Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, AMT, 6.0%, 1/1/2037	2,000,000	2,133,500

		12,033,593
Washington 2.2%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital, 6.5%, 12/1/2038	3,205,000	3,108,818
Washington, Port of Seattle, Industrial Development Corp., Special Facilities- Delta Airlines, AMT, 5.0%, 4/1/2030	2,000,000	1,828,100
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028 , INS: Radian	2,970,000	3,029,548
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center:
Series B, 5.75%, 8/15/2037, INS: ACA	6,675,000	6,857,895
Series A, 6.125%, 8/15/2037	16,000,000	16,632,640
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 7.375%, 1/1/2044	6,000,000	6,054,420

		37,511,421
West Virginia 0.8%
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center, Series A, 5.625%, 9/1/2032	3,080,000	3,235,109
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	7,087,850
6.5%, 10/1/2038	3,000,000	2,963,520

		13,286,479
Wisconsin 0.8%
Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042	3,500,000	3,121,370
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.625%, 4/15/2039	8,160,000	8,500,190
Wisconsin, State Health & Educational Facilities Authority Revenue, St. John's Communities, Inc., Series A, 7.625%, 9/15/2039	1,000,000	1,100,620

		12,722,180
Other Territories 0.1%
Non-Profit Preferred Funding Trust I, Series A1, 4.22%, 9/15/2037	2,332,796	2,325,681

Total Municipal Bonds and Notes (Cost $1,478,467,463)		1,554,109,650
Municipal Inverse Floating Rate Notes (b) 16.2%
California 0.3%
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (c)	2,126,587	2,377,592
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (c)	1,935,078	2,163,478
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.364%, 11/1/2015, Leverage Factor at purchase date: 2 to 1

		4,541,070
Hawaii 0.7%
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2027 (c)	10,000,000	11,236,200
Trust: Hawaii, State General Obligation, Series 2867, 144A, 18.2%, 5/1/2016, Leverage Factor at purchase date: 4 to 1
Louisiana 0.6%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (c)	3,026,513	3,371,244
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (c)	3,304,152	3,680,507
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (c)	3,666,834	4,084,498
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.428%, 5/1/2018, Leverage Factor at purchase date: 2 to 1

		11,136,249
Nevada 2.6%
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (c)	7,851,481	8,738,523
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (c)	8,203,602	9,130,425
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (c)	5,298,193	5,896,771
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.191%, 6/15/2015, Leverage Factor at purchase date: 2 to 1
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2035 (c)	9,150,000	9,723,950
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2036 (c)	9,605,000	10,207,490
Trust: Las Vegas Valley, NV, General Obligation, Water District, 144A, 9.408%, 2/1/2016, Leverage Factor at purchase date: 2 to 1

		43,697,159
New York 2.3%
New York, State Dormitory Authority Revenues, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (c)	5,095,207	5,659,978
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-2, 144A, 18.273%, 3/15/2015, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 2/15/2035 (c)	10,000,000	10,725,800
Trust: New York, State Dormitory Authority Revenues, Series 4688, 144A, 9.5%, 3/15/2024, Leverage Factor at purchase date: 2 to 1
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2025 (c)	4,000,000	4,567,754
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2026 (c)	3,000,000	3,425,816
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2027 (c)	3,000,000	3,425,815
Trust: New York, State Environmental Facilities Corp., Clean Drinking Water, Series 2870, 144A, 16.6%, 12/15/2015, Leverage Factor at purchase date: 3.6 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (c)	10,000,000	11,169,800
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 2072, 144A, 11.48%, 11/1/2027, Leverage Factor at purchase date: 2.5 to 1

		38,974,963
Ohio 0.8%
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (c)	4,522,767	4,931,948
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (c)	7,712,913	8,410,711
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.659%, 1/1/2016, Leverage Factor at purchase date: 3 to 1

		13,342,659
Pennsylvania 2.5%
Pennsylvania, State General Obligation, Series A, 5.0%, 8/1/2023 (c)	21,790,000	24,634,682
Trust: Pennsylvania, State General Obligation, Series R-11505-1, 144A, 45.12%, 8/1/2015, Leverage Factor at purchase date: 10 to 1
Pennsylvania, State Revenue Bond, Series A, 5.0%, 8/1/2024 (c)	15,475,000	17,494,329
Trust: Pennsylvania, State Revenue Bond, Series 2720, 144A, 13.014%, 8/1/2015, Leverage Factor at purchase date: 3 to 1

		42,129,011
Tennessee 1.0%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (c)	14,996,415	17,396,715
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 18.286%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Texas 3.4%
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2024 (c)	3,710,000	4,024,295
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2025 (c)	4,315,000	4,680,547
Trust: Conroe, TX, Independent School District, Series 2487, 144A, 18.167%, 8/15/2015, Leverage Factor at purchase date: 4 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (c)	5,500,000	6,135,195
Trust: Harris County, TX, Flood Control District, Series 4692, 144A, 9.6%, 10/11/2018, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2024 (c)	15,000,000	16,940,400
Trust: San Antonio, TX, Electric & Gas Revenue, Series 2957, 144A, 13.8%, 2/1/2016, Leverage Factor at purchase date: 3 to 1
Texas, North East Independent School District, School Building, Series A, 5.0%, 8/1/2024 (c)	10,000,000	11,304,900
Trust: Texas, North East Independent School District, Series 2355, 144A, 22.72%, 8/1/2015, Leverage Factor at purchase date: 5 to 1
Texas, State Transportation Commission Revenue, 5.0%, 4/1/2026 (c)	12,500,000	14,072,875
Trust: Texas, State Transportation Commission Revenue, Series 2563, 144A, 22.6%, 4/1/2015, Leverage Factor at purchase date: 5 to 1

		57,158,212
Washington 2.0%
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.0%, 7/1/2024 (c)	10,000,000	10,958,000
Trust: Washington, Energy Northwest Electric Revenue, Series 2301, 144A, 22.72%, 7/1/2014, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series A, 5.0%, 7/1/2025 (c)	10,000,000	11,278,900
Trust: Washington, State General Obligation, Series 2154, 144A, 22.72%, 7/1/2015, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series 2007A, 5.0%, 7/1/2023, INS: AGMC (c)	10,000,000	11,092,100
Trust: Washington, State General Obligation, Series 2302, 144A, 22.64%, 7/1/2014, Leverage Factor at purchase date: 5 to 1

		33,329,000

Total Municipal Inverse Floating Rate Notes (Cost $249,232,191)		272,941,238
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,727,699,654) †	108.5	1,827,050,888
Other Assets and Liabilities, Net	(8.5)	(142,468,507)

Net Assets	100.0	1,684,582,381

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT *	8.0%	9/1/2035	960,000	960,000	314,419

* Non-income producing security.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2014.

†
The cost for federal income tax purposes was $1,555,859,354.  At February 28, 2014, net unrealized appreciation for all securities based on tax cost was $104,836,964.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $144,743,164 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $39,906,200.

(a) At February 28, 2014, this security has been pledged, in whole or in part, as collateral for tender option bond trust.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(c) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ACA: ACA Financial Guaranty Corp.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (e)	$—	$1,827,050,888	$—	$1,827,050,888

Total	$—	$1,827,050,888	$—	$1,827,050,888

There have been no transfers between fair value measurement levels during the period ended February 28, 2014.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic High Yield Tax-Free Fund, a series of DWS Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2014